RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
16.  RELATED PARTY TRANSACTIONS

In the years ended December 31, 2012, 2011 and 2010, Frontline has provided management services to the Company pursuant to a management agreement which is effective until termination by either party upon 30 days prior written notice. The Company was invoiced $50,000 in each of the three years ended December 31, 2012 in respect of these services.

Amounts due to related parties at December 31 are as follows;

(in thousands of $)	2012	2011
ITCL	479	479
Frontline Ltd.	96	46
	575	525

An amount of $479,000 is owed to ITCL in respect of solicitation and legal fees that ITCL paid on behalf of the Company in 2011.